Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ 716,962	$ 668,764
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	548,424	513,152
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	168,538	155,612
Insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	481,994	464,392
Insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	327,458	322,265
Insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	154,536	142,127
Investment contract liabilities [member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	275,217	248,425
Investment contract liabilities [member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	260,046	233,460
Investment contract liabilities [member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	15,171	14,965
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	40,249	(44,053)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(39,080)	(42,573)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ (1,169)	$ (1,480)